Loans (Primary Segments of the Loan Portfolio) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Sep. 30, 2013
Individually Evaluated for Impairment	$ 11,153	$ 8,037
Collectively Evaluated for Impairment	213,373	200,882
Total	224,526	208,919
Real Estate: [Member]
Individually Evaluated for Impairment	7,852	7,164
Collectively Evaluated for Impairment	176,273	168,560
Total	184,125	175,724
One-to-four-family [Member]
Individually Evaluated for Impairment	5,740	6,693
Collectively Evaluated for Impairment	84,825	83,493
Total	90,565	90,186
Multi-family [Member]
Individually Evaluated for Impairment	0	0
Collectively Evaluated for Impairment	28,658	25,773
Total	28,658	25,773
Non-residential [Member]
Individually Evaluated for Impairment	1,738	0
Collectively Evaluated for Impairment	54,337	50,660
Total	56,075	50,660
Construction [Member]
Individually Evaluated for Impairment	0	0
Collectively Evaluated for Impairment	174	935
Total	174	935
Home equity and second mortgages [Member]
Individually Evaluated for Impairment	374	471
Collectively Evaluated for Impairment	8,279	7,699
Total	8,653	8,170
Commercial and Industrial [Member]
Individually Evaluated for Impairment	3,297	873
Collectively Evaluated for Impairment	37,049	32,219
Total	40,346	33,092
Consumer [Member]
Individually Evaluated for Impairment	4	0
Collectively Evaluated for Impairment	51	103
Total	$ 55	$ 103